PIMCO High Yield Portfolio Annual Fund Operating Expenses - Administrative Class [Member] - PIMCO High Yield Portfolio - Administrative	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.81%

[1]	“Other Expenses” include interest expense of 0.06%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.75% for Administrative Class shares.